Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income taxes

The components of loss before income taxes were comprised of the following:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	SGD	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(2,959,534)	(5,434,925)	(4,321,476)	(3,163,136)
Malaysia	(114,507)	(81,299)	(40,798)	(29,862)
Loss before income taxes provision	(3,074,041)	(5,516,224)	(4,362,274)	(3,192,998)

Schedule of provision for income taxes

The provision for income taxes consisted of the following:

	December 31, 2022	December 31, 2023	December 31, 2024	December 31, 2024
	SGD	SGD	SGD	USD
Deferred tax assets:
Singapore	503,121	924,114	734,651	493,223
Malaysia	19,466	13,644	6,936	5,077

Less: valuation allowance
Singapore	(503,121)	(924,114)	(734,651)	(537,733)
Malaysia	(19,466)	(13,644)	(6,936)	(5,077)
Deferred tax assets	-	-	-	-